Taxes and Similar Charges Payable (Other Than Income Tax) - Schedule of Taxes and Similar Charges Payable (Other Than Income Tax) (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Payables on Social Security and Taxes Other Than Income Tax [Abstract]
VAT payable	₽ 3,313	₽ 4,274
Payroll taxes	2,010	3,029
Property tax	504	920
Land lease	433	342
Mineral extraction tax	189	277
Land tax	153	223
Other	94	130
Total	₽ 6,696	₽ 9,195